Commitments - Guarantees provided (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments
Fair value of guarantee recorded in Other non-current liabilities	$ 353		$ 222
Certain associates and joint ventures
Commitments
Fair value of guarantee recorded in Other non-current liabilities	525	$ 166
Financial guarantees provided	$ 1,655	$ 1,735